Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	Yalla Group Ltd
Entity Central Index Key	0001794350
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	E9
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Entity Address, Address Line One	#238, Building 16, Dubai Internet City
Entity Address, City or Town	Dubai
Entity Address, Postal Zip Code	501913
Entity File Number	001-39552
Entity Address, Country	AE
ICFR Auditor Attestation Flag	true
Auditor Name	KPMG Huazhen LLP
Auditor Firm ID	1186
Auditor Location	Beijing, China
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Yang Hu
Entity Address, Address Line One	#238, Building 16, Dubai Internet City
Entity Address, City or Town	Dubai
Entity Address, Postal Zip Code	501913
City Area Code	971
Local Phone Number	4453 9123
Contact Personnel Email Address	hu.yang@yalla.live
Entity Address, Country	AE
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one Class A ordinary share
Trading Symbol	YALA
Security Exchange Name	NYSE
Class A Common Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	122,940,463
No Trading Symbol Flag	true
Class B Common Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	24,734,013